S000014608 [Member] Investment Objectives and Goals - Nuveen Large Cap Value Opportunities Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Large Cap Value Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide investors with long-term capital appreciation.